Inventory, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventory, Net [Abstract]
Schedule of Inventory Net	Inventory, net of reserves, consisted of the following:
	December 31, 2023	December 31, 2022
Raw materials	$22	$9
Finished goods	532	406
Inventory	$554	$415